Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
AMG River Road Dividend All Cap Value Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG River Road Dividend All Cap Value Fund II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and high current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), seeks to obtain a portfolio yield that exceeds that of the Russell 3000 Value Index. The Fund invests primarily in dividend-paying common stocks, publicly traded partnerships (“PTPs”), and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”), convertible preferred stocks, and royalty income trusts.

The Subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. The Subadviser uses systematic and dynamic proprietary research to analyze companies based on investment criteria such as one or more of the following:
  High, growing dividend
  Financial strength
  Security price that is at a discount to assessed valuation as determined by the Subadviser’s unique and proprietary Absolute Value® approach
  Attractive business model
  Shareholder-oriented management
  Undiscovered, underfollowed, misunderstood companies
		To seek to manage risk, the Subadviser employs a structured sell discipline and a strategy of balanced diversification.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Investment Company Risk—the risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions or in response to events that affect particular industries or companies.

Master Limited Partnerships— investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

PTP Risk— investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund’s ability to make investments in certain PTPs, including master limited partnerships, can be limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Royalty Income Trust Risk— investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary, industrials and financials sectors may comprise a significant portion of the Fund's portfolio. The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographic and consumer tastes, interest rates, and competitive pressures. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. Unique risks of the financial sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

		Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.548.4539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/18 (Class N)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.03% (1st Quarter 2013) Worst Quarter: -11.15% (4th Quarter 2018)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/18
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
AMG River Road Dividend All Cap Value Fund II | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	$ 121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	$ 1,443
2013	rr_AnnualReturn2013	30.76%
2014	rr_AnnualReturn2014	9.81%
2015	rr_AnnualReturn2015	(5.08%)
2016	rr_AnnualReturn2016	19.51%
2017	rr_AnnualReturn2017	9.67%
2018	rr_AnnualReturn2018	(7.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.15%)
1 Year	rr_AverageAnnualReturnYear01	(7.49%)
5 Year	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2012
AMG River Road Dividend All Cap Value Fund II | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	$ 1,120
1 Year	rr_AverageAnnualReturnYear01	(7.24%)
5 Year	rr_AverageAnnualReturnYear05	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2012
AMG River Road Dividend All Cap Value Fund II | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	$ 1,037
1 Year	rr_AverageAnnualReturnYear01	(7.18%)
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(2.63%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2017
AMG River Road Dividend All Cap Value Fund II | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.64%)
5 Year	rr_AverageAnnualReturnYear05	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2012
AMG River Road Dividend All Cap Value Fund II | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
5 Year	rr_AverageAnnualReturnYear05	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2012
AMG River Road Dividend All Cap Value Fund II | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes) | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.58%)
5 Year	rr_AverageAnnualReturnYear05	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2012
AMG River Road Dividend All Cap Value Fund II | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.58%)
5 Year	rr_AverageAnnualReturnYear05	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2012
AMG River Road Dividend All Cap Value Fund II | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.58%)
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(3.17%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2017

[1]	Expense information has been restated to reflect current fees.
[2]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund’s Class N and Class I shares on June 27, 2012.
[3]	Class Z performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.